Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Investments All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments carried at amortized cost as of December 31 were as follows:

	2020
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets
Cash and cash equivalents	$181,652	$181,652	$—	$—	$181,652
Securities held-to-maturity	9,045	—	9,225	—	9,225
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	1,378	1,378	—	—	1,378
Net loans	600,885	—	—	598,583	598,583
Bank-owned life insurance	21,416	21,416	—	—	21,416
Accrued interest receivable	2,159	2,159	—	—	2,159
Mortgage servicing rights	488	—	—	488	488
Financial liabilities
Deposits	$891,562	$768,230	$—	$124,127	$892,357
Short-term borrowings	37,215	37,215	—	—	37,215
Other borrowings	4,664	—	—	4,775	4,775
Accrued interest payable	90	90	—	—	90

	2019
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets
Cash and cash equivalents	$102,017	$102,017	$—	$—	$102,017
Securities held-to-maturity	13,869	—	13,950	—	13,950
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	622	622	—	—	622
Net loans	544,616	—	—	542,981	542,981
Bank-owned life insurance	18,894	18,894	—	—	18,894
Accrued interest receivable	1,641	1,641	—	—	1,641
Mortgage servicing rights	328	—	—	328	328
Financial liabilities
Deposits	$683,546	$555,985	$—	$127,440	$683,425
Short-term borrowings	38,889	38,889	—	—	38,889
Other borrowings	6,330	—	—	6,273	6,273
Accrued interest payable	127	127	—	—	127